JPMorgan Corporate Bond Fund
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 89.4%
Aerospace & Defense — 1.4%
Boeing Co. (The)
2.95%, 2/1/2030	290	260
3.60%, 5/1/2034	620	526
6.53%, 5/1/2034 (a)	65	69
5.81%, 5/1/2050	160	153
6.86%, 5/1/2054 (a)	320	348
3.83%, 3/1/2059	158	105
3.95%, 8/1/2059	1,034	702
7.01%, 5/1/2064 (a)	185	201
GE Capital Funding LLC 4.55%, 5/15/2032	200	196
Leidos, Inc.
4.38%, 5/15/2030	747	719
2.30%, 2/15/2031	442	379
5.75%, 3/15/2033	218	225
RTX Corp.
1.90%, 9/1/2031	269	224
2.38%, 3/15/2032	449	380
4.88%, 10/15/2040	339	323
		4,810
Air Freight & Logistics — 0.0% ^
FedEx Corp. 3.25%, 5/15/2041	177	135
Automobiles — 1.1%
Ford Motor Co. 3.25%, 2/12/2032	910	776
General Motors Co.
5.15%, 4/1/2038	123	117
5.95%, 4/1/2049	150	150
Hyundai Capital America
(SOFR + 1.50%), 6.11%, 1/8/2027 (a) (b)	825	834
4.88%, 11/1/2027 (a)	655	655
5.30%, 6/24/2029 (a)	330	335
Volkswagen Group of America Finance LLC (Germany) 5.30%, 3/22/2027 (a)	806	811
		3,678
Banks — 20.6%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (b)	200	205
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.99%, 12/3/2028 (a) (b)	800	802
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (b)	200	173
AIB Group plc (Ireland) (SOFR + 1.91%), 5.87%, 3/28/2035 (a) (b)	200	205
Banco Bilbao Vizcaya Argentaria SA (Spain)
5.38%, 3/13/2029	800	814
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (b) (c) (d) (e)	400	435
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (b) (c) (d) (e)	400	437
5.44%, 7/15/2031	1,600	1,632
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (b) (c) (d) (e)	200	229

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Bank of America Corp.
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	747	756
(SOFR + 1.57%), 5.82%, 9/15/2029 (b)	1,120	1,160
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (b)	1,307	1,264
(3-MONTH CME TERM SOFR + 1.45%), 2.88%, 10/22/2030 (b)	795	727
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	452	396
(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	911	774
(SOFR + 1.91%), 5.29%, 4/25/2034 (b)	575	584
(SOFR + 1.84%), 5.87%, 9/15/2034 (b)	940	991
(SOFR + 1.65%), 5.47%, 1/23/2035 (b)	472	485
(SOFR + 1.91%), 5.43%, 8/15/2035 (b)	695	695
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	403	292
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (a) (b)	490	500
Bank of Nova Scotia (The) (Canada)
5.45%, 8/1/2029	582	599
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.63%, 10/27/2081 (b) (c)	208	192
Barclays plc (United Kingdom)
(SOFR + 1.56%), 4.94%, 9/10/2030 (b)	1,000	991
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (b)	1,000	859
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (b)	405	410
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (b) (c) (d) (e)	200	205
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (b)	480	484
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 7.38%, 9/10/2034 (a) (b) (c) (d) (e)	200	200
(SOFR + 1.92%), 5.91%, 11/19/2035 (a) (b)	655	654
BPCE SA (France)
5.13%, 1/18/2028 (a)	800	807
(SOFR + 1.96%), 5.72%, 1/18/2030 (a) (b)	1,585	1,610
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (b)	670	566
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	510	524
(SOFR + 2.77%), 6.84%, 9/13/2034 (a) (b)	305	330
(SOFR + 2.26%), 6.04%, 6/15/2035 (a) (b)	200	206
Canadian Imperial Bank of Commerce (Canada) 5.26%, 4/8/2029	455	464
Citibank NA 5.80%, 9/29/2028	495	515
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (b) (d) (e)	809	790
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (b)	189	184
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (b)	179	175
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (b) (d) (e)	770	792
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (b) (d) (e)	800	797
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (b)	930	896
(SOFR + 1.34%), 4.54%, 9/19/2030 (b)	2,105	2,073
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	471	431
(SOFR + 1.17%), 2.56%, 5/1/2032 (b)	272	235
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	756	644
(SOFR + 2.06%), 5.83%, 2/13/2035 (b)	924	943

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.45%), 5.45%, 6/11/2035 (b)	1,265	1,293
Credit Agricole SA (France) (USD SOFR ICE Swap Rate 5 Year + 3.60%), 6.70%, 9/23/2034 (a) (b) (c) (d) (e)	490	472
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.30%, 4/1/2028 (a) (b)	460	454
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	215	220
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (b)	515	506
DNB Bank ASA (Norway) (SOFR + 1.05%), 4.85%, 11/5/2030 (a) (b)	700	702
Fifth Third Bancorp
(SOFRINDX + 2.13%), 4.77%, 7/28/2030 (b)	662	656
(SOFR + 1.49%), 4.90%, 9/6/2030 (b)	260	259
(SOFR + 1.84%), 5.63%, 1/29/2032 (b)	405	416
(SOFR + 1.66%), 4.34%, 4/25/2033 (b)	177	168
HSBC Holdings plc (United Kingdom)
(SOFR + 1.57%), 5.89%, 8/14/2027 (b)	665	675
(SOFR + 1.06%), 5.60%, 5/17/2028 (b)	480	487
(SOFR + 3.35%), 7.39%, 11/3/2028 (b)	455	485
(SOFR + 1.04%), 5.13%, 11/19/2028 (b)	610	613
(SOFR + 1.29%), 5.29%, 11/19/2030 (b)	960	967
(SOFR + 1.90%), 5.87%, 11/18/2035 (b)	910	915
Huntington Bancshares, Inc.
(SOFR + 2.02%), 6.21%, 8/21/2029 (b)	306	319
(SOFRINDX + 1.87%), 5.71%, 2/2/2035 (b)	1,406	1,437
Intesa Sanpaolo SpA (Italy)
6.63%, 6/20/2033 (a)	998	1,064
7.20%, 11/28/2033 (a)	650	719
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (b)	845	676
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (b)	475	472
KeyBank NA 3.90%, 4/13/2029	600	567
KeyCorp
(SOFRINDX + 2.06%), 4.79%, 6/1/2033 (b)	610	588
(SOFRINDX + 2.42%), 6.40%, 3/6/2035 (b)	1,241	1,324
Morgan Stanley Bank NA
(SOFR + 0.68%), 4.45%, 10/15/2027 (b)	1,000	995
(SOFR + 0.87%), 5.50%, 5/26/2028 (b)	2,405	2,447
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (b) (c) (d) (e)	295	293
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (b)	2,185	2,178
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (b) (c) (d) (e)	200	212
NatWest Markets plc (United Kingdom) 5.42%, 5/17/2027 (a)	400	406
Nordea Bank Abp (Finland) (USD Swap Semi 5 Year + 1.69%), 4.63%, 9/13/2033 (a) (b)	768	745
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (b) (d) (e)	300	281
(SOFR + 1.26%), 4.81%, 10/21/2032 (b)	565	560
(SOFR + 2.28%), 6.88%, 10/20/2034 (b)	298	333
(SOFR + 1.90%), 5.68%, 1/22/2035 (b)	270	280
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (b)	1,000	995
Santander UK Group Holdings plc (United Kingdom) (SOFRINDX + 1.55%), 4.86%, 9/11/2030 (b)	1,645	1,617

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (b)	663	631
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (a) (b) (c) (d) (e)	700	692
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (a) (b)	1,035	1,107
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (a) (b)	435	432
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	465	475
Truist Financial Corp.
(SOFR + 1.85%), 5.12%, 1/26/2034 (b)	828	820
(SOFR + 1.92%), 5.71%, 1/24/2035 (b)	90	93
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	568	542
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a) (b)	733	646
US Bancorp
(SOFR + 2.26%), 5.84%, 6/12/2034 (b)	341	356
(SOFR + 1.86%), 5.68%, 1/23/2035 (b)	210	217
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (b) (d) (e)	245	238
(SOFR + 1.07%), 5.71%, 4/22/2028 (b)	1,040	1,061
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (b)	409	397
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	1,114	1,113
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	185	190
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (b) (d) (e)	119	123
(SOFR + 2.02%), 5.39%, 4/24/2034 (b)	407	412
(SOFR + 1.99%), 5.56%, 7/25/2034 (b)	1,830	1,877
(SOFR + 1.78%), 5.50%, 1/23/2035 (b)	400	410
4.65%, 11/4/2044	140	124
4.40%, 6/14/2046	255	216
		71,100
Beverages — 0.6%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	153	150
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.70%, 2/1/2036	444	435
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	255	239
4.35%, 6/1/2040	239	221
Coca-Cola Co. (The)
2.50%, 6/1/2040	121	89
5.30%, 5/13/2054	205	209
Keurig Dr. Pepper, Inc. 3.35%, 3/15/2051	290	207
Pepsico Singapore Financing I Pte. Ltd. 4.70%, 2/16/2034	225	223
Pernod Ricard International Finance LLC 1.63%, 4/1/2031 (a)	397	325
		2,098
Biotechnology — 2.4%
AbbVie, Inc.
4.80%, 3/15/2029	380	383
5.05%, 3/15/2034	250	253

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
4.05%, 11/21/2039	350	312
4.63%, 10/1/2042	375	346
4.40%, 11/6/2042	262	237
4.25%, 11/21/2049	1,076	927
5.50%, 3/15/2064	80	81
Amgen, Inc.
2.45%, 2/21/2030	441	395
3.15%, 2/21/2040	900	695
4.20%, 2/22/2052	458	376
4.88%, 3/1/2053	600	546
5.75%, 3/2/2063	410	417
Biogen, Inc. 2.25%, 5/1/2030	1,535	1,341
Gilead Sciences, Inc.
5.25%, 10/15/2033	590	605
4.60%, 9/1/2035	287	278
2.60%, 10/1/2040	246	178
5.65%, 12/1/2041	130	135
2.80%, 10/1/2050	340	222
5.50%, 11/15/2054	580	595
		8,322
Broadline Retail — 0.2%
Amazon.com, Inc.
3.88%, 8/22/2037	352	320
2.50%, 6/3/2050	282	178
3.10%, 5/12/2051	104	74
3.95%, 4/13/2052	120	100
2.70%, 6/3/2060	184	112
		784
Building Products — 0.1%
EMRLD Borrower LP 6.75%, 7/15/2031 (a)	402	412
Capital Markets — 6.6%
Deutsche Bank AG (Germany)
(SOFR + 1.70%), 5.00%, 9/11/2030 (b)	495	489
(SOFR + 2.05%), 5.40%, 9/11/2035 (b)	760	741
Goldman Sachs Group, Inc. (The)
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	168	161
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	408	397
(SOFR + 1.77%), 6.48%, 10/24/2029 (b)	2,485	2,629
(SOFR + 1.14%), 4.69%, 10/23/2030 (b)	500	496
(SOFR + 1.41%), 3.10%, 2/24/2033 (b)	700	617
(SOFR + 1.55%), 5.33%, 7/23/2035 (b)	1,470	1,484
(SOFR + 1.42%), 5.02%, 10/23/2035 (b)	460	455
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (b)	640	563
Macquarie Group Ltd. (Australia) (SOFR + 1.00%), 1.94%, 4/14/2028 (a) (b)	271	253
Mellon Capital IV Series 1, (3-MONTH CME TERM SOFR + 0.83%), 5.64%, 1/5/2025 (b) (d) (e)	143	125

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Morgan Stanley
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	454	430
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (b)	240	233
(SOFR + 1.59%), 5.16%, 4/20/2029 (b)	124	125
(SOFR + 1.45%), 5.17%, 1/16/2030 (b)	380	385
(SOFR + 1.26%), 5.66%, 4/18/2030 (b)	620	639
(SOFR + 1.22%), 5.04%, 7/19/2030 (b)	410	413
(SOFR + 1.10%), 4.65%, 10/18/2030 (b)	1,540	1,526
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	463	396
(SOFR + 1.56%), 5.32%, 7/19/2035 (b)	1,155	1,172
(SOFR + 1.36%), 2.48%, 9/16/2036 (b)	1,396	1,154
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (b)	662	677
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.94%, 2/7/2039 (b)	445	456
(SOFR + 1.71%), 5.52%, 11/19/2055 (b)	660	682
S&P Global, Inc. 2.30%, 8/15/2060	88	47
State Street Corp.
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (b) (c) (d) (e)	144	148
Series J, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.70%, 9/15/2029 (b) (d) (e)	605	620
UBS AG (Switzerland)
5.00%, 7/9/2027	600	605
7.50%, 2/15/2028	940	1,013
UBS Group AG (Switzerland)
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (b)	500	479
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (b) (c) (d) (e)	200	218
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (b)	2,610	2,674
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (b) (c) (d) (e)	200	230
		22,732
Chemicals — 0.6%
Braskem Netherlands Finance BV (Brazil) 7.25%, 2/13/2033 (a)	450	434
Celanese US Holdings LLC 6.60%, 11/15/2028 (f)	205	212
CF Industries, Inc. 4.95%, 6/1/2043	398	364
Dow Chemical Co. (The)
4.38%, 11/15/2042	735	630
4.80%, 5/15/2049	125	111
LYB International Finance III LLC 3.63%, 4/1/2051	266	190
		1,941
Commercial Services & Supplies — 0.4%
Veralto Corp.
5.35%, 9/18/2028	370	378
4.15%, 9/19/2031	400	443
5.45%, 9/18/2033	400	410
		1,231
Construction & Engineering — 0.3%
Quanta Services, Inc. 5.25%, 8/9/2034	880	880

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — 2.9%
AerCap Ireland Capital DAC (Ireland)
6.10%, 1/15/2027	490	502
3.00%, 10/29/2028	1,865	1,742
4.63%, 9/10/2029	210	207
Avolon Holdings Funding Ltd. (Ireland)
3.25%, 2/15/2027 (a)	103	99
2.75%, 2/21/2028 (a)	742	691
6.38%, 5/4/2028 (a)	405	420
5.75%, 11/15/2029 (a)	1,573	1,611
Ford Motor Credit Co. LLC
5.85%, 5/17/2027	255	259
4.95%, 5/28/2027	345	343
7.35%, 3/6/2030	585	627
7.20%, 6/10/2030	1,400	1,496
General Motors Financial Co., Inc.
5.75%, 2/8/2031	270	278
6.40%, 1/9/2033	190	202
6.10%, 1/7/2034	120	125
5.95%, 4/4/2034	535	551
5.45%, 9/6/2034	80	80
John Deere Capital Corp. 4.85%, 6/11/2029	615	624
		9,857
Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc.
5.88%, 2/15/2028 (a)	398	396
4.88%, 2/15/2030 (a)	715	689
Kroger Co. (The)
4.70%, 8/15/2026	1,127	1,130
5.40%, 7/15/2040	280	278
5.50%, 9/15/2054	180	178
5.65%, 9/15/2064	470	463
		3,134
Containers & Packaging — 0.8%
Berry Global, Inc.
5.80%, 6/15/2031 (a)	740	766
5.65%, 1/15/2034 (a)	897	918
Sonoco Products Co.
4.60%, 9/1/2029	350	344
5.00%, 9/1/2034	570	557
		2,585
Diversified Consumer Services — 0.1%
Pepperdine University Series 2020, 3.30%, 12/1/2059	42	28
Trustees of Boston University Series Ee, 3.17%, 10/1/2050	294	211
University of Chicago (The) Series 20B, 2.76%, 4/1/2045	142	111
		350

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified REITs — 0.5%
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/2034	565	579
WP Carey, Inc.
3.85%, 7/15/2029	435	418
2.40%, 2/1/2031	676	583
2.45%, 2/1/2032	69	58
		1,638
Diversified Telecommunication Services — 1.6%
AT&T, Inc.
2.55%, 12/1/2033	933	769
5.40%, 2/15/2034	17	18
3.50%, 6/1/2041	573	458
3.50%, 9/15/2053	200	143
3.55%, 9/15/2055	1,431	1,017
3.80%, 12/1/2057	631	464
Verizon Communications, Inc.
1.68%, 10/30/2030	1,350	1,134
1.75%, 1/20/2031	1,906	1,594
		5,597
Electric Utilities — 6.6%
AEP Transmission Co. LLC Series N, 2.75%, 8/15/2051	131	84
Alliant Energy Finance LLC 5.95%, 3/30/2029 (a)	590	611
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	132	93
2.90%, 6/15/2050	210	140
Commonwealth Edison Co.
4.70%, 1/15/2044	320	295
3.70%, 3/1/2045	142	114
Duke Energy Carolinas LLC
4.25%, 12/15/2041	230	204
4.00%, 9/30/2042	336	285
Duke Energy Indiana LLC
5.25%, 3/1/2034	610	625
3.75%, 5/15/2046	153	120
2.75%, 4/1/2050	134	86
5.40%, 4/1/2053	47	47
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	66	68
5.55%, 3/15/2054	209	213
Duke Energy Progress LLC
5.25%, 3/15/2033	148	152
2.90%, 8/15/2051	128	84
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (a)	122	118
Edison International
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.70%), 5.38%, 3/15/2026 (b) (d) (e)	275	272
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.90%), 5.00%, 12/15/2026 (b) (d) (e)	450	440
5.25%, 3/15/2032	445	450

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Electricite de France SA (France) 6.90%, 5/23/2053 (a)	250	282
Emera US Finance LP (Canada)
3.55%, 6/15/2026	220	216
2.64%, 6/15/2031	299	257
4.75%, 6/15/2046	457	398
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (b)	165	167
Enel Finance International NV (Italy)
5.13%, 6/26/2029 (a)	460	464
2.50%, 7/12/2031 (a) (f)	219	187
Entergy Arkansas LLC
4.95%, 12/15/2044	106	99
5.75%, 6/1/2054	150	159
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (b)	730	749
Entergy Louisiana LLC
4.95%, 1/15/2045	302	281
5.70%, 3/15/2054	260	271
Entergy Mississippi LLC 3.50%, 6/1/2051	56	41
Entergy Texas, Inc. 5.55%, 9/15/2054	85	86
Evergy, Inc. 2.90%, 9/15/2029	57	52
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	1,317	1,268
FirstEnergy Corp. 2.65%, 3/1/2030	443	397
FirstEnergy Transmission LLC
2.87%, 9/15/2028 (a)	565	527
5.45%, 7/15/2044 (a)	98	97
4.55%, 4/1/2049 (a)	155	137
ITC Holdings Corp.
2.95%, 5/14/2030 (a)	740	670
5.40%, 6/1/2033 (a)	576	582
5.65%, 5/9/2034 (a)	235	243
Louisville Gas and Electric Co. 4.65%, 11/15/2043	41	36
Massachusetts Electric Co. 1.73%, 11/24/2030 (a)	350	291
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	44	43
Monongahela Power Co.
3.55%, 5/15/2027 (a)	335	326
5.85%, 2/15/2034 (a)	520	545
NextEra Energy Capital Holdings, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (b)	280	291
Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	184	180
NRG Energy, Inc.
4.45%, 6/15/2029 (a)	576	556
7.00%, 3/15/2033 (a)	288	315
Ohio Power Co. Series R, 2.90%, 10/1/2051	230	147
Pacific Gas and Electric Co.
5.55%, 5/15/2029	371	380
3.25%, 6/1/2031	570	514
6.15%, 1/15/2033	178	188
6.40%, 6/15/2033	26	28

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
4.50%, 7/1/2040	173	153
3.75%, 8/15/2042 (f)	515	404
4.60%, 6/15/2043	175	152
4.25%, 3/15/2046	164	134
3.95%, 12/1/2047	159	123
6.75%, 1/15/2053	240	270
PacifiCorp 2.90%, 6/15/2052	242	153
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	250	264
PECO Energy Co. 2.80%, 6/15/2050	210	139
PG&E Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (b)	390	403
Public Service Co. of Colorado
2.70%, 1/15/2051	131	83
Series 39, 4.50%, 6/1/2052	113	99
Public Service Electric and Gas Co. 2.05%, 8/1/2050	134	76
RWE Finance US LLC (Germany) 5.88%, 4/16/2034 (a)	160	164
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	154	150
5.20%, 6/1/2034	695	704
Series 08-A, 5.95%, 2/1/2038	180	191
Series 13-A, 3.90%, 3/15/2043	242	200
Series C, 3.60%, 2/1/2045	54	42
5.70%, 3/1/2053	63	65
5.88%, 12/1/2053	319	337
Southwestern Electric Power Co. Series J, 3.90%, 4/1/2045	56	44
Tucson Electric Power Co. 1.50%, 8/1/2030	154	129
Union Electric Co.
5.20%, 4/1/2034	460	469
5.45%, 3/15/2053	142	143
5.25%, 1/15/2054	205	203
Virginia Electric and Power Co.
2.45%, 12/15/2050	498	300
5.70%, 8/15/2053	180	188
Vistra Operations Co. LLC
3.70%, 1/30/2027 (a)	314	306
6.95%, 10/15/2033 (a)	191	210
6.00%, 4/15/2034 (a)	392	407
5.70%, 12/30/2034 (a) (g)	140	142
		22,818
Electrical Equipment — 0.2%
Regal Rexnord Corp.
6.05%, 4/15/2028	380	391
6.40%, 4/15/2033	153	161
		552
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. 5.05%, 4/5/2029	240	244

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Entertainment — 1.5%
Electronic Arts, Inc.
1.85%, 2/15/2031	297	251
2.95%, 2/15/2051	246	166
Netflix, Inc. 3.88%, 11/15/2029 (h)	500	554
Take-Two Interactive Software, Inc.
5.40%, 6/12/2029	120	123
5.60%, 6/12/2034	890	918
Warnermedia Holdings, Inc.
4.05%, 3/15/2029	1,236	1,169
4.28%, 3/15/2032	1,403	1,266
5.05%, 3/15/2042	858	725
5.14%, 3/15/2052	121	97
		5,269
Financial Services — 1.0%
Equitable Holdings, Inc. 4.57%, 2/15/2029 (a)	169	166
Global Payments, Inc. 3.20%, 8/15/2029	933	864
Nationwide Building Society (United Kingdom)
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (b)	765	787
5.13%, 7/29/2029 (a)	585	591
Thames Water Utilities Finance plc (United Kingdom) 4.38%, 1/18/2031 (h)	1,300	1,058
		3,466
Food Products — 1.5%
Bimbo Bakeries USA, Inc. (Mexico)
6.05%, 1/15/2029 (a)	682	704
5.38%, 1/9/2036 (a)	970	963
General Mills, Inc. 4.88%, 1/30/2030	830	834
JBS USA Holding Lux Sarl
6.75%, 3/15/2034	273	298
7.25%, 11/15/2053	436	506
JBS USA Holding Lux SARL
5.50%, 1/15/2030	790	796
3.00%, 5/15/2032	305	259
Kraft Heinz Foods Co. 4.88%, 10/1/2049	245	221
Smithfield Foods, Inc. 3.00%, 10/15/2030 (a)	623	543
		5,124
Ground Transportation — 1.2%
Burlington Northern Santa Fe LLC
4.15%, 4/1/2045	215	185
3.90%, 8/1/2046	66	54
3.05%, 2/15/2051	115	80
5.20%, 4/15/2054	230	230
5.50%, 3/15/2055	500	518
Canadian Pacific Railway Co. (Canada)
2.05%, 3/5/2030	355	312
4.95%, 8/15/2045	103	98
4.70%, 5/1/2048	341	313

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
3.50%, 5/1/2050	220	165
3.10%, 12/2/2051	355	246
CSX Corp. 2.50%, 5/15/2051	489	299
Norfolk Southern Corp.
3.95%, 10/1/2042	62	52
3.05%, 5/15/2050	231	158
2.90%, 8/25/2051	320	209
5.95%, 3/15/2064	180	194
SMBC Aviation Capital Finance DAC (Ireland) 5.55%, 4/3/2034 (a)	355	361
Uber Technologies, Inc.
4.30%, 1/15/2030	465	455
5.35%, 9/15/2054	90	88
Union Pacific Corp. 3.55%, 8/15/2039	154	130
		4,147
Health Care Equipment & Supplies — 1.1%
Baxter International, Inc.
2.27%, 12/1/2028	325	295
2.54%, 2/1/2032	1,926	1,642
Solventum Corp. 5.45%, 3/13/2031 (a)	1,115	1,131
Zimmer Biomet Holdings, Inc. 5.20%, 9/15/2034	830	832
		3,900
Health Care Providers & Services — 3.2%
Aetna, Inc.
6.75%, 12/15/2037	250	273
4.13%, 11/15/2042	121	97
4.75%, 3/15/2044	131	114
Cencora, Inc.
2.80%, 5/15/2030	65	59
2.70%, 3/15/2031	862	758
5.13%, 2/15/2034	96	96
4.25%, 3/1/2045	185	159
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	13	10
CVS Health Corp.
3.25%, 8/15/2029	5	5
1.75%, 8/21/2030	65	54
5.30%, 6/1/2033	400	397
4.78%, 3/25/2038	479	435
4.13%, 4/1/2040	165	137
5.88%, 6/1/2053	142	140
Elevance Health, Inc.
4.63%, 5/15/2042	263	238
4.65%, 1/15/2043	398	361
HCA, Inc.
4.50%, 2/15/2027	466	462
5.20%, 6/1/2028	403	408
5.63%, 9/1/2028	1,040	1,062

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
5.88%, 2/1/2029	403	415
4.13%, 6/15/2029	266	257
2.38%, 7/15/2031	75	63
5.45%, 9/15/2034	265	265
5.50%, 6/15/2047	2	2
5.25%, 6/15/2049	120	110
4.63%, 3/15/2052	662	549
6.00%, 4/1/2054	495	502
5.95%, 9/15/2054	419	422
Iowa Health System Series 2020, 3.67%, 2/15/2050	227	178
New York and Presbyterian Hospital (The) 2.26%, 8/1/2040	293	204
OhioHealth Corp. 2.30%, 11/15/2031	240	204
Piedmont Healthcare, Inc. Series 2032, 2.04%, 1/1/2032	315	263
Quest Diagnostics, Inc.
4.60%, 12/15/2027	110	110
4.63%, 12/15/2029	210	208
5.00%, 12/15/2034	605	599
Texas Health Resources Series 2019, 3.37%, 11/15/2051	35	26
UnitedHealth Group, Inc.
3.50%, 8/15/2039	160	133
2.75%, 5/15/2040	200	148
3.05%, 5/15/2041	106	80
2.90%, 5/15/2050	116	77
5.05%, 4/15/2053	250	239
5.38%, 4/15/2054	285	285
6.05%, 2/15/2063	230	250
		10,854
Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc. 3.55%, 3/15/2052	290	209
Ventas Realty LP
4.00%, 3/1/2028	90	88
3.00%, 1/15/2030	826	755
4.75%, 11/15/2030	230	228
5.63%, 7/1/2034	316	326
Welltower OP LLC 4.13%, 3/15/2029	161	157
		1,763
Hotels, Restaurants & Leisure — 0.3%
McDonald's Corp.
5.15%, 9/9/2052	213	206
5.45%, 8/14/2053	739	742
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	120	117
		1,065
Household Durables — 0.3%
MDC Holdings, Inc. 6.00%, 1/15/2043	345	359

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Household Durables — continued
Toll Brothers Finance Corp.
4.35%, 2/15/2028	315	310
3.80%, 11/1/2029	197	187
		856
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp. (The) 5.45%, 6/1/2028	718	726
Constellation Energy Generation LLC
5.60%, 6/15/2042	172	174
6.50%, 10/1/2053	350	391
5.75%, 3/15/2054	286	293
Southern Power Co.
5.25%, 7/15/2043	205	199
Series F, 4.95%, 12/15/2046	389	357
		2,140
Industrial REITs — 0.4%
Prologis Euro Finance LLC 4.63%, 5/23/2033	620	714
Prologis LP 5.13%, 1/15/2034	483	489
		1,203
Insurance — 1.1%
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	200	161
Guardian Life Insurance Co. of America (The) 4.88%, 6/19/2064 (a)	98	88
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (b)	284	278
Met Tower Global Funding 5.25%, 4/12/2029 (a)	965	987
Metropolitan Life Global Funding I 5.15%, 3/28/2033 (a)	405	411
Nationwide Mutual Insurance Co. 4.35%, 4/30/2050 (a)	390	307
New York Life Global Funding 1.20%, 8/7/2030 (a)	220	183
New York Life Insurance Co. 4.45%, 5/15/2069 (a)	123	102
Northwestern Mutual Life Insurance Co. (The)
6.06%, 3/30/2040 (a)	232	247
3.85%, 9/30/2047 (a)	144	113
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (b)	212	219
Teachers Insurance & Annuity Association of America 6.85%, 12/16/2039 (a)	630	723
		3,819
Interactive Media & Services — 0.5%
Meta Platforms, Inc.
4.45%, 8/15/2052	353	315
5.60%, 5/15/2053	215	226
5.40%, 8/15/2054	885	904
5.75%, 5/15/2063	114	121
5.55%, 8/15/2064	190	196
		1,762

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — 0.1%
Accenture Capital, Inc.
4.25%, 10/4/2031	340	332
4.50%, 10/4/2034	160	156
		488
Life Sciences Tools & Services — 0.0% ^
Danaher Corp. 2.80%, 12/10/2051	126	83
Machinery — 0.2%
Ingersoll Rand, Inc. 5.31%, 6/15/2031	260	266
Otis Worldwide Corp. 2.57%, 2/15/2030	388	348
		614
Media — 2.1%
Charter Communications Operating LLC
6.65%, 2/1/2034	184	194
6.55%, 6/1/2034	675	708
6.38%, 10/23/2035	948	975
3.50%, 6/1/2041	757	543
3.50%, 3/1/2042	111	78
4.80%, 3/1/2050	650	513
3.70%, 4/1/2051	263	174
Comcast Corp.
3.20%, 7/15/2036	841	701
3.75%, 4/1/2040	73	61
2.80%, 1/15/2051	386	246
2.89%, 11/1/2051	1,420	918
2.94%, 11/1/2056	1,397	877
Cox Communications, Inc. 4.80%, 2/1/2035 (a)	126	118
Discovery Communications LLC 3.95%, 3/20/2028	438	419
Time Warner Cable LLC
6.55%, 5/1/2037	500	497
5.88%, 11/15/2040	239	221
4.50%, 9/15/2042	67	52
		7,295
Metals & Mining — 0.7%
Anglo American Capital plc (South Africa) 5.75%, 4/5/2034 (a)	230	237
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (a)	686	711
Glencore Funding LLC (Australia)
6.38%, 10/6/2030 (a)	280	298
5.63%, 4/4/2034 (a)	668	686
Newmont Corp. 3.25%, 5/13/2030	3	3
Vale Overseas Ltd. (Brazil)
6.13%, 6/12/2033	185	191
6.40%, 6/28/2054	252	255
		2,381
Multi-Utilities — 2.1%
CenterPoint Energy, Inc. 5.40%, 6/1/2029	130	133

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
Consumers Energy Co. 3.95%, 5/15/2043	355	299
Dominion Energy, Inc.
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (b) (d) (e)	450	437
Series C, 4.90%, 8/1/2041	385	359
4.70%, 12/1/2044	311	276
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (b)	295	313
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (b)	180	190
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (b)	470	482
DTE Energy Co. 5.85%, 6/1/2034	460	484
Engie SA (France)
5.25%, 4/10/2029 (a)	280	285
5.63%, 4/10/2034 (a)	735	754
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (b)	275	281
Puget Energy, Inc. 2.38%, 6/15/2028	220	202
Puget Sound Energy, Inc.
5.64%, 4/15/2041	280	286
5.69%, 6/15/2054	80	83
San Diego Gas & Electric Co.
4.95%, 8/15/2028	495	501
5.35%, 4/1/2053	514	514
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (b)	270	276
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033	180	188
4.95%, 9/15/2034	540	536
4.40%, 6/1/2043	200	175
3.95%, 10/1/2046	151	122
Series 21A, 3.15%, 9/30/2051	321	219
		7,395
Office REITs — 0.0% ^
COPT Defense Properties LP
2.00%, 1/15/2029	63	55
2.75%, 4/15/2031	88	76
		131
Oil, Gas & Consumable Fuels — 11.6%
Aker BP ASA (Norway)
3.10%, 7/15/2031 (a)	841	741
5.13%, 10/1/2034 (a)	150	145
Antero Resources Corp. 5.38%, 3/1/2030 (a)	1,025	1,007
BP Capital Markets America, Inc. 3.06%, 6/17/2041	113	85
BP Capital Markets plc (EUR Swap Annual 5 Year + 3.52%), 3.25%, 3/22/2026 (b) (d) (e) (h)	500	525
Buckeye Partners LP 5.60%, 10/15/2044	16	13
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029	275	260
Cheniere Energy Partners LP
4.50%, 10/1/2029	1,485	1,446
5.75%, 8/15/2034 (a)	790	806
Cheniere Energy, Inc. 4.63%, 10/15/2028	402	397

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Columbia Pipelines Holding Co. LLC 6.04%, 8/15/2028 (a)	268	277
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (a)	125	130
6.04%, 11/15/2033 (a)	486	512
ConocoPhillips Co.
4.70%, 1/15/2030 (g)	1,255	1,257
5.00%, 1/15/2035 (g)	280	281
5.70%, 9/15/2063	330	339
Diamondback Energy, Inc. 5.75%, 4/18/2054	654	652
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	330	313
4.38%, 6/15/2031 (a)	865	805
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	540	538
Enbridge, Inc. (Canada)
5.25%, 4/5/2027	920	933
5.30%, 4/5/2029	390	397
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (b)	475	503
Energy Transfer LP
Series F, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.13%), 6.75%, 5/15/2025 (b) (d) (e)	320	320
6.00%, 2/1/2029 (a)	1,285	1,305
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030 (b) (d) (e)	1,156	1,180
7.38%, 2/1/2031 (a)	210	221
5.80%, 6/15/2038	442	451
Eni SpA (Italy)
5.70%, 10/1/2040 (a)	570	558
5.95%, 5/15/2054 (a)	230	234
EnLink Midstream LLC
5.63%, 1/15/2028 (a)	130	132
5.38%, 6/1/2029	104	105
5.65%, 9/1/2034	351	357
EnLink Midstream Partners LP
5.60%, 4/1/2044	433	414
5.05%, 4/1/2045	165	147
Enterprise Products Operating LLC
Series H, 6.65%, 10/15/2034	240	268
5.55%, 2/16/2055	582	594
EQM Midstream Partners LP
5.50%, 7/15/2028	195	198
6.38%, 4/1/2029 (a)	520	531
4.75%, 1/15/2031 (a)	765	734
EQT Corp. 3.13%, 5/15/2026 (a)	610	593
Expand Energy Corp.
5.38%, 2/1/2029	54	54
5.88%, 2/1/2029 (a)	398	398
6.75%, 4/15/2029 (a)	504	512
5.38%, 3/15/2030	740	735
4.75%, 2/1/2032	827	787

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Exxon Mobil Corp.
3.00%, 8/16/2039	339	268
3.45%, 4/15/2051	400	299
Hess Corp.
6.00%, 1/15/2040	655	698
5.60%, 2/15/2041	410	419
Hess Midstream Operations LP
5.13%, 6/15/2028 (a)	745	731
6.50%, 6/1/2029 (a)	340	348
5.50%, 10/15/2030 (a)	573	563
Kinder Morgan Energy Partners LP
5.00%, 8/15/2042	170	156
4.70%, 11/1/2042	889	784
Kinder Morgan, Inc. 3.25%, 8/1/2050	80	54
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	1,405	1,402
Marathon Oil Corp.
5.30%, 4/1/2029	255	263
5.70%, 4/1/2034	728	778
Marathon Petroleum Corp. 4.75%, 9/15/2044	129	112
MPLX LP 5.50%, 6/1/2034	795	804
NGPL PipeCo LLC 4.88%, 8/15/2027 (a)	453	450
Northern Natural Gas Co.
4.30%, 1/15/2049 (a)	80	66
3.40%, 10/16/2051 (a)	161	112
Occidental Petroleum Corp.
3.50%, 8/15/2029	684	632
5.38%, 1/1/2032	90	90
4.63%, 6/15/2045	325	256
ONEOK Partners LP 6.20%, 9/15/2043	450	468
Ovintiv, Inc.
6.25%, 7/15/2033	235	246
6.50%, 2/1/2038	47	50
Petroleos Mexicanos (Mexico) 6.50%, 3/13/2027	650	634
Pioneer Natural Resources Co.
1.90%, 8/15/2030	505	435
2.15%, 1/15/2031	895	774
Sabine Pass Liquefaction LLC 4.20%, 3/15/2028	460	453
Santos Finance Ltd. (Australia)
3.65%, 4/29/2031 (a)	507	453
6.88%, 9/19/2033 (a)	32	34
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (a)	200	200
5.03%, 10/1/2029 (a)	900	893
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	635	479
TotalEnergies Capital SA (France)
5.49%, 4/5/2054	211	213
5.28%, 9/10/2054	210	205

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.64%, 4/5/2064	260	263
TransCanada PipeLines Ltd. (Canada) 6.10%, 6/1/2040	150	158
Transcanada Trust (Canada) Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (b)	250	249
Williams Cos., Inc. (The)
5.30%, 8/15/2028	715	729
4.80%, 11/15/2029	430	430
		39,841
Personal Care Products — 0.0% ^
Kenvue, Inc. 5.20%, 3/22/2063	30	29
Pharmaceuticals — 1.7%
Bristol-Myers Squibb Co.
5.20%, 2/22/2034	330	338
3.70%, 3/15/2052	290	225
6.25%, 11/15/2053	600	673
5.55%, 2/22/2054	826	854
3.90%, 3/15/2062	200	152
6.40%, 11/15/2063	120	136
5.65%, 2/22/2064	400	409
Merck & Co., Inc. 5.15%, 5/17/2063	90	87
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 5/19/2053	152	150
5.34%, 5/19/2063	987	958
Roche Holdings, Inc.
5.49%, 11/13/2030 (a)	560	584
4.99%, 3/8/2034 (a)	200	202
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	235	178
5.65%, 7/5/2044	245	251
Zoetis, Inc.
2.00%, 5/15/2030	782	680
4.70%, 2/1/2043	19	18
		5,895
Residential REITs — 0.5%
Essex Portfolio LP
1.70%, 3/1/2028	340	309
2.65%, 3/15/2032	117	100
5.50%, 4/1/2034	130	133
UDR, Inc.
4.40%, 1/26/2029	435	428
5.13%, 9/1/2034	635	631
		1,601
Retail REITs — 0.8%
Kimco Realty OP LLC 6.40%, 3/1/2034	450	492
NNN REIT, Inc.
5.60%, 10/15/2033	130	134

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Retail REITs — continued
5.50%, 6/15/2034	130	133
3.00%, 4/15/2052	113	73
Realty Income Corp.
3.25%, 1/15/2031	370	339
5.13%, 7/6/2034	570	681
5.38%, 9/1/2054	90	90
Regency Centers LP
2.95%, 9/15/2029	322	298
3.70%, 6/15/2030	359	340
		2,580
Semiconductors & Semiconductor Equipment — 1.9%
Advanced Micro Devices, Inc. 4.39%, 6/1/2052	265	233
Broadcom, Inc.
5.05%, 7/12/2029	850	859
4.55%, 2/15/2032	140	137
3.42%, 4/15/2033 (a)	1,113	990
3.14%, 11/15/2035 (a)	1,049	873
Foundry JV Holdco LLC 5.90%, 1/25/2030 (a)	554	564
Intel Corp.
3.25%, 11/15/2049	597	388
3.05%, 8/12/2051	84	52
KLA Corp. 4.95%, 7/15/2052	205	195
Marvell Technology, Inc.
5.75%, 2/15/2029	1,430	1,477
2.95%, 4/15/2031	58	52
Texas Instruments, Inc.
5.00%, 3/14/2053	135	131
5.15%, 2/8/2054	405	402
Xilinx, Inc. 2.38%, 6/1/2030	229	204
		6,557
Software — 0.8%
Microsoft Corp. 2.50%, 9/15/2050	360	230
Oracle Corp.
3.60%, 4/1/2040	220	179
4.00%, 11/15/2047	141	112
3.60%, 4/1/2050	674	498
3.95%, 3/25/2051	215	168
4.38%, 5/15/2055	200	166
Roper Technologies, Inc.
2.95%, 9/15/2029	392	362
4.50%, 10/15/2029	230	228
4.75%, 2/15/2032	130	129
4.90%, 10/15/2034	490	481
VMware LLC 4.70%, 5/15/2030	290	287
		2,840

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialized REITs — 1.4%
American Tower Corp.
5.20%, 2/15/2029	775	787
5.40%, 1/31/2035	1,170	1,188
Crown Castle, Inc.
3.65%, 9/1/2027	421	409
5.00%, 1/11/2028	361	363
5.60%, 6/1/2029	600	617
3.10%, 11/15/2029	184	169
Extra Space Storage LP
4.00%, 6/15/2029	347	336
5.50%, 7/1/2030	398	409
5.90%, 1/15/2031	400	419
5.35%, 1/15/2035	160	161
		4,858
Specialty Retail — 0.5%
Home Depot, Inc. (The)
4.85%, 6/25/2031	330	334
4.95%, 6/25/2034	320	323
3.30%, 4/15/2040	130	105
5.40%, 9/15/2040	210	216
3.35%, 4/15/2050	210	155
2.38%, 3/15/2051	189	114
5.30%, 6/25/2054	110	111
Lowe's Cos., Inc.
2.80%, 9/15/2041	200	143
5.63%, 4/15/2053	264	267
		1,768
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
2.70%, 8/5/2051	520	342
2.80%, 2/8/2061	153	97
		439
Tobacco — 2.7%
Altria Group, Inc.
6.88%, 11/1/2033	520	578
3.40%, 2/4/2041	607	462
BAT Capital Corp. (United Kingdom)
5.83%, 2/20/2031	950	989
6.00%, 2/20/2034	112	118
4.39%, 8/15/2037	300	268
7.08%, 8/2/2043	466	523
4.54%, 8/15/2047	280	232
Imperial Brands Finance plc (United Kingdom)
5.50%, 2/1/2030 (a)	1,210	1,232
5.88%, 7/1/2034 (a)	1,430	1,451

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — continued
Philip Morris International, Inc.
5.13%, 2/13/2031	425	432
4.75%, 11/1/2031	1,505	1,495
5.38%, 2/15/2033	1,167	1,194
5.25%, 2/13/2034	344	349
3.88%, 8/21/2042	116	96
		9,419
Wireless Telecommunication Services — 1.0%
Rogers Communications, Inc. (Canada) 3.80%, 3/15/2032	460	422
T-Mobile USA, Inc.
2.63%, 2/15/2029	1,413	1,297
3.38%, 4/15/2029	548	516
3.88%, 4/15/2030	620	592
United States Cellular Corp. 6.70%, 12/15/2033	428	464
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	205	206
		3,497
Total Corporate Bonds (Cost $307,363)		307,977
Loan Assignments — 3.1% (b) (i)
Automobile Components — 0.1%
Clarios Global LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 7.07%, 5/6/2030	250	252
Beverages — 0.2%
Triton Water Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 8.12%, 3/31/2028	500	503
Broadline Retail — 0.1%
Go Daddy Operating Co. LLC, 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 2.00%), 6.57%, 11/12/2029	418	419
Building Products — 0.3%
AZZ, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 7.07%, 5/14/2029	432	434
EMRLD Borrower LP, 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 2.50%), 6.93%, 5/31/2030	498	499
MITER Brands Acquisition Holdco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.57%, 3/28/2031 (j)	250	252
		1,185
Capital Markets — 0.1%
CPI HoldCo B LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.25%), 6.03%, 5/19/2031 (j)	500	501
Chemicals — 0.1%
Ineos US Finance LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.82%, 2/18/2030 (j)	500	502
Diversified Telecommunication Services — 0.1%
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.82%, 9/20/2030 (j)	500	499
Electrical Equipment — 0.3%
Vertiv Group Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.66%, 3/2/2027	496	499
Wec US Holdings Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.92%, 1/27/2031	499	500
		999

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Financial Services — 0.3%
Belron Finance US LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.27%, 10/16/2031 (j)	500	505
Boost Newco Borrower LLC, 1st Lien Term Loan B-1 (3-MONTH CME TERM SOFR + 2.50%), 7.10%, 1/31/2031	500	504
		1,009
Ground Transportation — 0.1%
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.60%, 4/10/2031 (j)	500	501
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.94%, 10/23/2028	225	227
Household Durables — 0.2%
KDC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 9.07%, 8/15/2028	500	504
Insurance — 0.1%
Hub International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.37%, 6/20/2030	249	251
Machinery — 0.2%
Terex Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.32%, 10/8/2031 (j)	500	503
Media — 0.1%
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.69%, 8/23/2028 (j)	250	250
Oil, Gas & Consumable Fuels — 0.3%
Epic Crude Services LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.66%, 10/15/2031 (j)	500	503
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 6.86%, 8/16/2030	498	499
		1,002
Professional Services — 0.1%
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.57%, 1/17/2031	498	497
Software — 0.2%
Boxer Parent Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.34%, 7/30/2031 (j)	500	503
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.62%, 2/10/2031	249	251
		754
Specialty Retail — 0.1%
PetSmart, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.42%, 2/11/2028	495	494
Total Loan Assignments (Cost $10,826)		10,852
Asset-Backed Securities — 0.6%
Air Canada Pass-Through Trust (Canada)
Series 2020-2, Class B, 9.00%, 10/1/2025 (a)	79	80
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	86	83
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 5/1/2027	142	136
Series 2016-1, Class A, 4.10%, 1/15/2028	238	227
Series 2016-3, Class A, 3.25%, 10/15/2028	65	60
Series 2017-1, Class AA, 3.65%, 2/15/2029	575	553
Series 2017-2, Class A, 3.60%, 10/15/2029	65	60
Series 2021-1, Class B, 3.95%, 7/11/2030	56	53
JetBlue Pass-Through Trust Series 2019-1, Class AA, 2.75%, 5/15/2032	123	109

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	158	157
Series 2024-1, Class A, 5.88%, 2/15/2037	485	505
Total Asset-Backed Securities (Cost $2,007)		2,023
Foreign Government Securities — 0.2%
Romania Government Bond 5.75%, 3/24/2035 (a) (Cost $695)	700	644
Municipal Bonds — 0.1% (k)
Colorado — 0.1%
Colorado Health Facilities Authority, Sanford Health Series 2019B, Rev., 3.80%, 11/1/2044 (Cost $326)	320	263
U.S. Treasury Obligations — 0.0% ^
U.S. Treasury Bonds 3.63%, 5/15/2053 (Cost $92)	105	92
	SHARES (000)
Short-Term Investments — 7.2%
Investment Companies — 6.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.60% (l) (m) (Cost $23,651)	23,642	23,652
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.4%
U.S. Treasury Bills, 4.73%, 12/5/2024 (n) (o) (Cost $1,281)	1,282	1,282
Total Short-Term Investments (Cost $24,932)		24,934
Total Investments — 100.6% (Cost $346,241)		346,785
Liabilities in Excess of Other Assets — (0.6)%		(2,194)
NET ASSETS — 100.0%		344,591

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2024.

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2024 is $3,963 or 1.15% of the Fund’s net
assets as of November 30, 2024.

(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2024.

(f)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2024.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	All or a portion of this security is unsettled as of November 30, 2024. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(k)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of November 30, 2024.
(n)	The rate shown is the effective yield as of November 30, 2024.
(o)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
Futures contracts outstanding as of November 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	103	12/06/2024	EUR	13,052	38
Euro-BTP	37	12/06/2024	EUR	4,807	56
Euro-Bund	19	12/06/2024	EUR	2,708	57
Short-Term Euro-BTP	126	12/06/2024	EUR	14,356	71
Australia 10 Year Bond	55	12/16/2024	AUD	4,063	85
Australia 3 Year Bond	6	12/16/2024	AUD	414	(5)
U.S. Treasury 10 Year Note	15	03/20/2025	USD	1,668	13
U.S. Treasury Long Bond	175	03/20/2025	USD	20,923	540
U.S. Treasury Ultra Bond	120	03/20/2025	USD	15,281	529
U.S. Treasury 2 Year Note	115	03/31/2025	USD	23,704	58
U.S. Treasury 5 Year Note	1	03/31/2025	USD	108	1
					1,443
Short Contracts
Euro-Buxl 30 Year Bond	(24)	12/06/2024	EUR	(3,554)	(76)
Euro-OAT	(34)	12/06/2024	EUR	(4,557)	(47)
Euro-Schatz	(332)	12/06/2024	EUR	(37,568)	(76)
Japan 10 Year Bond	(5)	12/13/2024	JPY	(4,779)	27
Canada 10 Year Bond	(1)	03/20/2025	CAD	(88)	(2)
U.S. Treasury 10 Year Note	(8)	03/20/2025	USD	(890)	(11)
U.S. Treasury 10 Year Ultra Note	(120)	03/20/2025	USD	(13,781)	(231)
U.S. Treasury 2 Year Note	(1)	03/31/2025	USD	(206)	— (a)
U.S. Treasury 5 Year Note	(216)	03/31/2025	USD	(23,249)	(164)
					(580)
					863

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
JPY	Japanese Yen
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
Forward foreign currency exchange contracts outstanding as of November 30, 2024 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	351	USD	228	Barclays Bank plc	12/4/2024	1
EUR	4,178	USD	4,401	HSBC Bank, NA	12/4/2024	14
USD	2,311	EUR	2,137	BNP Paribas	12/4/2024	53
USD	2,482	EUR	2,281	HSBC Bank, NA	12/4/2024	72
Total unrealized appreciation						140
EUR	239	USD	258	BNP Paribas	12/4/2024	(6)
USD	227	AUD	351	Barclays Bank plc	12/4/2024	(2)
USD	228	AUD	351	Barclays Bank plc	1/3/2025	(1)
USD	4,407	EUR	4,178	HSBC Bank, NA	1/3/2025	(14)
Total unrealized depreciation						(23)
Net unrealized appreciation						117

Abbreviations
AUD	Australian Dollar
EUR	Euro
USD	United States Dollar

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
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Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,023	$—	$2,023
Corporate Bonds	—	307,977	—	307,977
Foreign Government Securities	—	644	—	644
Loan Assignments	—	10,852	—	10,852

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Municipal Bonds	$—	$263	$—	$263
U.S. Treasury Obligations	—	92	—	92
Short-Term Investments
Investment Companies	23,652	—	—	23,652
U.S. Treasury Obligations	—	1,282	—	1,282
Total Short-Term Investments	23,652	1,282	—	24,934
Total Investments in Securities	$23,652	$323,133	$—	$346,785
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$140	$—	$140
Futures Contracts	1,390	85	—	1,475
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(23)	—	(23)
Futures Contracts	(607)	(5)	—	(612)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$783	$197	$—	$980
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.60% (a) (b)	$13,092	$170,736	$160,172	$(5)	$1	$23,652	23,642	$600	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.